STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' equity:
STOCKHOLDERS' EQUITY

NOTE 12 – STOCKHOLDERS’ EQUITY

Hempacco – Series A Preferred Shares

On May 20, 2021, the Hempacco’s Board of Directors declared and authorized a 6% common share dividend to Series A Preferred Shareholders. Mexico Franchise Opportunities Fund (“MFOF”) received dividends of $757,479 which, together with MFOF’s 8,000,000 preferred shares were converted into 8,757,479 shares of the Company’s common shares.

On May 21, 2021 MFOF exchanged these Hempacco common shares for 33,473,197,809 shares of GGII common shares.

On September 28, 2021, the Company amended its Articles of Incorporation to increase the number of authorized shares of preferred stock to 50,000,000, and changed its par value to $0.001.

The holder of Hempacco’s Series A Preferred Stock is entitled to a dividend of 6% payable in common shares, if and when declared by Hempacco’s Board of Directors. The Series A preferred shares shall not have the right to vote on matters presented to the holders of junior stock.

Common Stock

On May 21, 2021, the Company issued 100,000 shares of common stock to a consultant for services rendered. The shares were paid in exchange for software development and IT services related to Hempacco’s automated CBD kiosks. The Company’s common stock was valued at $100,000 (based upon the contract for services and the agreed upon rates for labor and materials) and was exchanged for 382,224,109 shares of GGII’s common shares.

During the year ended December 31, 2021, Hempacco issued convertible promissory notes totaling $650,000 and warrants to purchase up to 750,000 shares of common stock at $1 per share. On or about November 11, 2021 these Hempacco warrants were converted to GGII warrants. See Note 10 above for further details. On May 21, 2021, individual note holders converted $511,500 in principle and $23,552 in accrued interest into 535,052 shares of Hempacco common stock. On May 21, 2021 these shares were exchanged for approximately 2,045,094,734 of Green Globe International Inc. common shares.

On August 11, 2021, the Company signed an agreement with Boustead Securities, LLC (the “Representative”), which was amended on or about March 18, 2022, effective as of August 11, 2021, with respect to a number of proposed financing transactions, including the initial public offering (“IPO”) of Hempacco’s common stock for which a listing on NASDAQ has been applied for, the private placement of the Company’s securities prior to the IPO (“pre-IPO Financings”), and other financings separate from the IPO or the pre-IPO Financings (each such other financing an “Other Financing”). A commission of 7% of gross offering proceeds is payable to the Representative, as well as a non-accountable expense allowance of 1% of offering proceeds. In addition, the Company will reimburse Boustead for the diligence, legal and road show expenses up to $205,000.

On September 28, 2021, the Company amended its Articles of Incorporation to increase its authorized common shares to 200,000,000, and changed its par value to $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of Hempacco is sought.

On or about December 6, 2021, the Company sold 805,541 shares of Hempacco common stock at $1.00/share to 19 investors, 17 of which were third parties. Neville Pearson, Company CFO, and Dr. Stuart Titus, Company director, purchased 50,000 of the shares for $50,000, and 100,000 of the shares for $100,000, respectively. The Company received gross proceeds of $805,541, and net proceeds of $724,255 after payment of commissions and expenses to the Company’s registered broker and the payment of expenses associated with the private offering and the Public Offering.

On or about December 14, 2021, the Company sold 494,459 shares of Hempacco common stock at $1.00/share to 5 investors, 4 of which were third parties. The family trust of Jerry Halamuda, Company director, purchased 50,000 of the shares for $50,000. The Company received gross proceeds of $494,459, and net proceeds of $333,309 after payment of commissions and expenses to the Company’s registered broker and the payment of expenses associated with the private offering and the Public Offering.

On or about April 7, 2022, the Company sold 208,000 shares of Hempacco common stock at $2.00/share to nine investors, eight of which were third parties. The Company received gross proceeds of $416,000, and net proceeds of $339,475 after payment of commissions and expenses of $76,525 to the Company’s registered broker and the payment of expenses associated with the private offering and the Public Offering.

On or about July 15, 2022, the Company acquired from Nery’s Logistics, Inc. two cigarette production equipment lines together with multiple cigarette and cigar-related trademarks. The total acquisition price was deemed to be $4,000,000 to be paid solely by the issuance of 2,000,000 common shares of the Company. $3,400,000 was allocated to the value of the equipment, and the balance of $600,000 was allocated to the intangible assets.

On July 15, 2022, the Company also settled two vendor accounts payable balances totaling $100,000 by the issuance of 50,000 common shares of the Company.

On September 1, 2022 the Company sold 1,000,000 shares of Hempacco common stock at $6.00 per share to our underwriters pursuant to the IPO and the underwriting agreement with Boustead Securities, LLC. After deducting the underwriting commission and expenses, the Company received net proceeds of $5,468,812.

On September 6, 2022, Boustead Securities LLC submitted a notice of the exercise of the warrant purchase option, pursuant to paragraph 1.3.1 of the Underwriting Agreement. Boustead elected to exercise its right to purchase 70,000 common shares using the cashless basis formula into 54,928 shares of common stock.

On September 17, 2022 the Company entered a Marketing Services Agreement with North Equities Corp. of Toronto, Canada, effective September 19, 2022 for an initial period of 6-months. Compensation for the initial period will be by the issuance of 41,494 rule 144 restricted shares of the Company’s common stock. This amount represents a market value of approximately $100,000 as of the effective date. The Company will also reimburse North Equities for all direct, pre-approved and reasonable expenses incurred in performing the marketing services. The share issuance

NOTE 13 – STOCKHOLDERS’ EQUITY

Preferred Stock

Series A Preferred Shares

On May 20, 2021, the Company’s Board of Directors declared and authorized a 6% common share dividend to Series A Preferred Shareholders. Mexico Franchise Opportunities Fund (“MFOF”) received dividends of $757,479 which, together with MFOF’s 8,000,000 preferred shares were converted into 8,757,479 shares of Hempacco common shares. On May 21, 2021, MFOF exchanged these Hempacco common shares for 33,473,197,809 shares of GGII common shares.

On September 28, 2021, the Company amended its Articles of Incorporation to increase the number of authorized shares of preferred stock to 50,000,000, and changed its preferred stock par value to $0.001 per share.

The holder of the Company’s Series A Preferred Stock was entitled to a dividend of 6% payable in common shares, if and when declared by the Company’s Board of Directors. The Series A preferred shares shall not have the right to vote on matters presented to the holders of junior stock.

As of December 31, 2021, the Company had no shares of Series A Preferred Stock, nor any other shares of preferred stock, issued and outstanding.

Common Stock

On May 21, 2021, Hempacco issued 100,000 shares of common stock to a consultant for services rendered. The share were paid in exchange for software development and IT services related to the Company’s automated CBD kiosks. The Hempacco common stock was valued at $100,000 (based upon the price for which convertible notes were being converted at) and was exchanged for 382,224,109 shares of GGII’s common shares.

On August 11, 2021, the Company signed an agreement with Boustead Securities, LLC (the “Representative”), which was amended on or about March 18, 2022, effective as of August 11, 2021, with respect to a number of proposed financing transactions, including the initial public offering (“IPO”) of the Company’s common stock for which a listing on NASDAQ has been applied for, the private placement of Company securities prior to the IPO (“pre-IPO Financings”), and other financings separate from the IPO or the pre-IPO Financings (each such other financing an “Other Financing”). A commission of 7% of gross offering proceeds is payable to the Representative, as well as a non-accountable expense allowance of 1% of offering proceeds. In addition, the Company will reimburse Boustead for due diligence, legal and road show expenses up to $205,000.

On September 28, 2021, the Company amended its Articles of Incorporation to increase its authorized common shares to 200,000,000, and changed its par value to $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the Company is sought.

On or about December 6, 2021, the Company sold 805,541 shares of Company common stock at $1.00 per share to 19 investors, 17 of which were third parties. Neville Pearson, Company CFO, and Dr. Stuart Titus, Company director, purchased 50,000 of the shares for $50,000, and 100,000 of the shares for $100,000, respectively. The Company received gross proceeds of $805,541, and net proceeds of $724,255 after payment of commissions and expenses to the Company’s registered broker and the payment of expenses associated with the private offering and the Public Offering.

On or about December 14, 2021, the Company sold 494,459 shares of Company common stock at $1.00 per share to 5 investors, 4 of which were third parties. The family trust of Jerry Halamuda, Company director, purchased 50,000 of the shares for $50,000. The Company received gross proceeds of $494,459, and net proceeds of $333,309.98 after payment of commissions and expenses to the Company’s registered broker and the payment of expenses associated with the private offering and the Public Offering.

See Notes 8, 9 and 11 for additional discussion of issuances of common stock.